SHARE-BASED COMPENSATION - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 207,227	¥ 761,458	¥ 1,550,137
Options | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	57,172	81,748	53,104
Options | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	16,548	54,001	53,133
Options | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	133,507	625,709	1,443,900
Non-vested shares
SHARE-BASED COMPENSATION
Total-share based compensation expense	362,481	2,050,274	1,517,904
Non-vested shares | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	13,229	64,361	21,722
Non-vested shares | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	7,453	38,854	63,321
Non-vested shares | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 341,799	¥ 1,947,059	¥ 1,432,861